Segment Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019 segment item	Jun. 30, 2018 item	Jun. 30, 2019 item	Jun. 30, 2018 item
Segment Information
Number of reportable segments | segment	1
Number of vessels	16	16	16	16
Number of time charters	12	12	12	12
Number of bareboat charters	4	4	4	4
Minimum | Revenues | Customer Concentration Risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%